UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3090

MFS SERIES TRUST VII
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Capital Opportunities Fund

MFS INVESTMENT MANAGEMENT®

MFS Capital Opportunities Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Common Stocks – 96.9%

Aerospace – 2.3%

Lockheed Martin Corp.	213,600	$15,565,032

United Technologies Corp.	305,100	17,848,350

		$33,413,382

Apparel Manufacturers – 1.9%

Nike, Inc., "B"	325,500	$28,246,890

Banks & Credit Companies – 9.9%

American Express Co.	317,790	$17,122,525

Bank of America Corp.	540,726	24,792,287

Commerce Bancorp, Inc. (l)	718,000	23,816,060

Investors Financial Services Corp. (l)	393,604	17,755,476

J.P. Morgan Chase & Co.	572,510	23,553,061

PNC Financial Services Group, Inc.	339,370	23,874,679

SLM Corp.	263,490	14,863,471

		$145,777,559

Biotechnology – 4.4%

Amgen, Inc. (l)(n)	287,390	$21,695,071

Gen-Probe, Inc. (l)(n)	168,180	8,402,273

Genzyme Corp. (l)(n)	143,511	9,951,053

Gilead Sciences, Inc. (l)(n)	183,360	11,417,827

MedImmune, Inc. (l)(n)	342,500	12,497,825

		$63,964,049

Broadcast & Cable TV – 2.7%

Viacom, Inc., "B" (n)	375,239	$14,994,550

Walt Disney Co. (l)	863,480	24,168,805

		$39,163,355

Brokerage & Asset Managers – 2.4%

Affiliated Managers Group, Inc. (l)(n)	157,300	$15,483,039

Franklin Resources, Inc. (l)	187,700	19,273,036

		$34,756,075

Business Services – 1.5%

Amdocs Ltd. (l)(n)	449,120	$14,874,854

Getty Images, Inc. (n)	90,400	7,325,112

		$22,199,966

Chemicals – 1.1%

3M Co.	208,700	$15,358,233

Computer Software – 2.9%

Oracle Corp. (n)	2,309,369	$28,682,363

Symantec Corp. (l)(n)	860,949	14,541,429

		$43,223,792

Computer Software - Systems – 3.0%

CDW Corp. (l)	325,900	$18,530,674

Dell, Inc. (l)(n)	623,610	18,084,690

MICROS Systems, Inc. (l)(n)	168,800	7,307,352

		$43,922,716

Consumer Goods & Services – 2.9%

Estee Lauder Cos., Inc., "A" (l)	479,500	$17,942,890

ITT Educational Services, Inc. (n)	204,100	12,654,200

Strayer Education, Inc. (l)	129,000	12,426,570

		$43,023,660

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MFS Capital Opportunities Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Containers – 1.8%

Owens-Illinois, Inc. (n)	1,432,290	$26,841,115

Electrical Equipment – 2.0%

Tyco International Ltd. (l)	1,128,407	$29,101,617

Electronics – 3.2%

Intel Corp. (l)	1,422,800	$29,309,680

Samsung Electronics Co. Ltd., GDR	51,500	18,218,125

		$47,527,805

Energy - Independent – 0.5%

Arch Coal, Inc.	104,200	$7,618,062

Energy - Integrated – 4.1%

Amerada Hess Corp. (l)	170,400	$23,568,024

Exxon Mobil Corp.	604,700	35,901,039

		$59,469,063

Food & Drug Stores – 0.5%

CVS Corp. (l)	274,930	$7,788,767

Food & Non-Alcoholic Beverages – 2.4%

Nestle S.A	77,424	$22,798,708

PepsiCo, Inc. (l)	216,210	12,780,173

		$35,578,881

General Merchandise – 2.8%

Kohl's Corp. (n)	522,080	$25,117,269

Wal-Mart Stores, Inc. (l)	339,650	15,406,524

		$40,523,793

Insurance – 3.3%

American International Group, Inc. (l)	220,610	$14,639,680

Berkshire Hathaway, Inc., "B" (l)(n)	5,400	15,595,200

St. Paul Travelers Cos., Inc.	428,900	18,434,122

		$48,669,002

Internet – 1.0%

Yahoo!, Inc. (l)(n)	455,230	$14,594,674

Leisure & Toys – 1.0%

Electronic Arts, Inc. (n)	287,760	$14,954,887

Medical Equipment – 4.5%

Advanced Medical Optics, Inc. (l)(n)	385,590	$17,151,043

Medtronic, Inc. (l)	294,420	15,883,959

Millipore Corp. (n)	221,100	15,328,863

St. Jude Medical, Inc. (l)(n)	198,310	9,042,936

Zimmer Holdings, Inc. (l)(n)	128,800	8,910,384

		$66,317,185

Metals & Mining – 1.7%

BHP Billiton Ltd., ADR (l)	701,700	$25,324,353

Network & Telecom – 6.4%

Cisco Systems, Inc. (n)	2,139,540	$43,304,290

Juniper Networks, Inc. (l)(n)	1,080,000	19,861,200

NICE Systems Ltd., ADR (n)	305,092	15,883,090

Nortel Networks Corp. (n)	2,886,070	8,254,160

TomTom N.V. (l)(n)	232,900	7,199,923

		$94,502,663

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MFS Capital Opportunities Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Oil Services – 3.6%

GlobalSantaFe Corp. (l)	374,432	$20,721,067

National Oilwell Varco, Inc. (l)(n)	217,500	13,241,400

Noble Corp.	264,070	19,517,414

		$53,479,881

Personal Computers & Peripherals – 1.8%

EMC Corp. (n)	1,112,820	$15,601,736

M-Systems Flash Disk Pioneers Ltd. (l)(n)	385,900	10,419,300

		$26,021,036

Pharmaceuticals – 11.7%

Abbott Laboratories	344,250	$15,208,965

Eli Lilly & Co. (l)	265,680	14,777,122

Endo Pharmaceuticals Holdings, Inc. (l)(n)	512,100	16,141,392

Johnson & Johnson	792,460	45,685,319

Roche Holding AG (l)	96,860	14,336,759

Wyeth	1,313,149	65,394,820

		$171,544,377

Specialty Chemicals – 0.6%

Praxair, Inc.	164,900	$8,901,302

Specialty Stores – 3.8%

Advance Auto Parts, Inc. (l)	169,200	$6,996,420

CarMax, Inc. (l)(n)	511,100	16,058,762

PETsMART, Inc. (l)	683,350	17,739,766

Urban Outfitters, Inc. (n)	558,300	15,688,230

		$56,483,178

Tobacco – 1.5%

Altria Group, Inc.	308,900	$22,209,910

Trucking – 1.5%

FedEx Corp. (l)	205,280	$22,014,227

Utilities - Electric Power – 2.2%

Constellation Energy Group, Inc.	265,600	$15,601,344

NRG Energy, Inc. (l)(n)	368,700	15,946,275

		$31,547,619

Total Common Stocks		$1,424,063,074

Short-Term Obligations – 2.7%

General Electric Capital Corp., 4.56%, due 3/01/06 (y)	$40,310,000	$40,310,000

Collateral for Securities Loaned – 18.7%

Morgan Stanley Repurchase Agreement, 4.58%, dated 2/28/06, due 3/01/06, total to be received $20,352,033 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account)	$20,349,442	$20,349,442

Navigator Securities Lending Prime Portfolio, at Net Asset Value	253,906,038	253,906,038

Total Collateral for Securities Loaned		$274,255,480

Total Investments		$1,738,628,554

Other Assets, Less Liabilities – (18.3)%		(268,457,305)

Net Assets – 100.0%		$1,470,171,249

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

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MFS Capital Opportunities Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Capital Opportunities Fund
Supplemental Schedule (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$1,687,245,476
Gross unrealized appreciation	$97,311,642
Gross unrealized depreciation	(45,928,564)
Net unrealized appreciation (depreciation)	$51,383,078

(1) Aggregate cost includes prior fiscal year end tax adjustments.

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ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 24, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 24, 2006 * Print name and title of each signing officer under his or her signature.